Consolidated balance sheets - Parenthetical - shares	Dec. 31, 2019	Dec. 31, 2018
Details
Common Stock, Shares, Outstanding	14,522,727	14,522,727
Common Stock, Shares, Issued	14,522,727	14,522,727